Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets, Net
Schedule of components of intangible assets and accumulated amortization

	As of December 31, 2021
	Weight Average	Gross		Net
	Remaining	Carrying	Accumulated	Carrying
	Amortization Period	Amount	Amortization	Amount
Finite-lived intangible assets:
Developed technology	3.0 years	$13,200	$(5,250)	$7,950
Customer relationships	7.0 years	7,410	(1,696)	5,714
Trade name	0.0 years	320	(320)	—
Launched IPR&D assets.	5.0 years	960	—	960
Total finite-lived intangible assets		21,890	(7,266)	14,624
Indefinite-lived intangible assets:
Trade name – website domain (forge.com)	Indefinite	2,202	—	2,202
Total infinite-lived intangible assets		2,202	—	2,202
Total intangible assets		$24,092	$(7,266)	$16,826

	As of December 31, 2020
	Weight Average	Gross		Net
	Remaining	Carrying	Accumulated	Carrying
	Amortization Period	Amount	Amortization	Amount
Finite-lived intangible assets:
Developed technology	3.6 years	$13,200	$(1,673)	$11,527
Customer relationships	7.9 years	7,410	(759)	6,651
Trade name	0.9 years	320	(46)	274
Total finite-lived intangible assets		20,930	(2,478)	18,452
Indefinite-lived intangible assets:
In-process research and development asset	Indefinite	960	—	960
Total infinite-lived intangible assets		960	—	960
Total finite-lived intangible assets		$21,890	$(2,478)	$19,412

Schedule of estimated future amortization expense for definite-lived intangible assets

Amount
2022	$3,915
2023	3,915
2024	3,462
2025	802
2026	802
Thereafter	1,728
Total	$14,624